Investments	12 Months Ended
Dec. 31, 2013
Investments
Investments

8. Investments

	December 31
	2012	2013
	RMB	RMB
Cost investments (i)(ii)	—	47,110
Equity investments	2,950	14,919

Total	2,950	62,029

(i)
In June 2013, the Company made an investment with an equity interest of 20% in a company with consideration of RMB15 million. The investment was not an investment in common stock or in-substance common stock and therefore was precluded from applying the equity method of accounting. It has been accounted for as an investment under cost method.

(ii)
In December 2013, the Company entered into agreements to acquire a minority stake of preferred shares of two companies with total consideration of approximately RMB28 million. Given the fact that the Company cannot unilaterally demand redemption of both the two preferred stocks as the Company only owns less than or equal to 10% of the two preferred stocks respectively, these investments have been accounted for as an investment in an equity security under cost method since the two equity securities do not have a readily determinable fair value.